1290 Essex Small Cap Growth Fund Expense Example - 1290 Essex Small Cap Growth Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 659
Expense Example, with Redemption, 3 Years	962
Expense Example, with Redemption, 5 Years	1,286
Expense Example, with Redemption, 10 Years	2,203
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,468
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	513
Expense Example, with Redemption, 5 Years	910
Expense Example, with Redemption, 10 Years	$ 2,022